Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,401,837.50
Previously Paid Amount	9,019.96
Total Fee Amount	1,439.42
Total Offset Amount
Net Fee	$ 0